Earnings Per Share - Schedule of Weighted Average Dilutive Effect of Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net (loss) income per share	44,477,938	42,688,047	16,896,803
Class C Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net (loss) income per share	26,429,030	26,439,817	0
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net (loss) income per share	13,402,685	13,402,685	13,402,685
Forfeitable Founders Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net (loss) income per share	1,675,336	1,675,336	1,675,336
Unvested RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net (loss) income per share	2,922,854	1,074,144	1,674,684
Unvested Class C Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares excluded from calculation of diluted net (loss) income per share	48,033	96,065	144,098